Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	2012	2011
Borrowings under lines of credit	$117,850	$91,899
Other financial liabilities	-	6,902
Short-term borrowings and other financial liabilities	117,850	98,801
Short-term borrowings from related parties (see Note 3.c.)	3,973	28,013
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$121,823	$126,814